Dividends (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Dividends [Abstract]
Schedule Of Dividends Paid

The following dividends paid by the Group were included in the Group’s Consolidated Statements of Changes in Equity for the years ended March 31, 2024, 2025 and 2026.

	Class of shares	Amount of dividends (In millions of yen)	Dividends per share (Yen)	Effective date
For the year ended March 31, 2024
PayPay Bank Corporation June 22, 2023, general meeting of shareholders	Common shares	783	1,030	June 23, 2023
	Class A preferred stock	1,000	1,133	June 23, 2023
For the year ended March 31, 2025
PayPay Bank Corporation June 21, 2024, general meeting of shareholders	Common shares	1,228	1,616	June 24, 2024
	Class A preferred stock	1,574	1,782	June 24, 2024
For the year ended March 31, 2026
PayPay Bank Corporation June 24, 2025, general meeting of shareholders	Common shares	1,413	1,860	June 25, 2025
	Class A preferred stock	1,806	2,046	June 25, 2025